9. Earnings per Share	12 Months Ended
Jun. 30, 2019
Earnings per share from profits attributable to the ordinary equity holders of the parent:
Earnings per Share
a. Reconciliation of earnings to profit or loss
Earnings used in calculation of both ordinary and dilutive EPS	11,907	(202,114)	(4,550,604)
b. Earnings used in calculation of both ordinary and dilutive EPS for ongoing operations	11,907	(202,114)	(4,550,604)
c. Weighted average number of ordinary shares outstanding during the year used in calculating basic EPS	40,870,275	40,870,275	40,870,275
Effect of:
Weighted average number of ordinary shares outstanding during the year used in calculating dilutive EPS	40,870,275	40,870,275	40,870,275

Accounting policy: Earnings per share

Basic earnings per share are calculated by dividing the profit attributable to owners of the company, excluding costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year.

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after tax effect of interest and other financing costs associated with the dilutive potential ordinary shares, and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.